Pension and Other Post-retirement Benefits - Commitments (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Investment commitment
Unfunded commitments for investments	$ 42,661	$ 12,569
Private equity
Investment commitment
Commitment for investments	125,000
Private Equity - Domestic
Investment commitment
Unfunded commitments for investments	1,585	4,696
Private Equity - International
Investment commitment
Unfunded commitments for investments	$ 41,076	$ 7,873